SCHEDULE OF STOCK OPTION AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Outstanding shares, beginning	854,177,778	734,177,778	210,177,778
Weighted average exercise price, beginning	$ 0.011	$ 0.0012	$ 0.018
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 9 months 3 days	7 years 4 months 6 days
Stock options outstanding granted, shares	684,000,000	120,000,000	524,000,000
Stock options weighted average exercise price outstanding granted balance	$ 0.001	$ 0.0081	$ 0.009
Stock options outstanding exercised, shares
Stock options weighted average exercise price outstanding exercised balance
Stock options outstanding forfeited or expired, shares	(634,000,000)
Stock options weighted average exercise price outstanding forfeited or expired balance	$ 0.009
Outstanding shares, ending	904,177,778	854,177,778	734,177,778
Weighted average exercise price, ending	$ 0.004	$ 0.011	$ 0.0012
Aggregate intrinsic value, Outstanding as of December 31, 2021	$ 342,000	$ 302,400
Outstanding shares, Exercisable	591,788,887	379,538,904
Weighted average exercise price, exercisable	$ 0.006	$ 0.013
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years	6 years 5 months 1 day
Aggregate intrinsic value, exercisable	$ 200,667	$ 109,200